Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount Billed to Service Company		$ 1,400,000	$ 1,400,000	$ 1,800,000
Defined contribution plan, maximum annual contributions per employee (percent)		85.00%
Employer contributions to defined contribution plan		$ 3,200,000	3,100,000	3,700,000
Accumulated benefit obligation for our defined benefit pension plans		$ 436,400,000	414,100,000
Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage		100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)		100.00%
Cash Balance Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan employee vested percentage		100.00%
Defined benefit plan, percent forfeited if terminated, other than by death or disability, prior to full vesting (percent)		100.00%
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		$ 52,700,000	42,100,000
Payment for Pension Benefits		$ 7,500,000	$ 7,500,000	$ 7,500,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		5.60%	6.25%	6.25%
Discount rate for obligations		2.44%	3.33%	4.35%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		3.33%	4.35%	3.66%
Defined Benefit Plan, Plan Assets, Amount		$ 365,100,000	$ 352,000,000.0	$ 312,900,000
Service cost		3,700,000	3,700,000	6,100,000
Interest cost		11,800,000	14,900,000	$ 13,800,000
Defined Benefit Plan, Funded (Unfunded) Status of Plan		$ (84,400,000)	(69,500,000)
Defined benefit plan, amortization period for underfunding excess		7 years
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan		$ 9,000,000.0	$ 9,600,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage		101.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		41.00%
Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.55%
Increase in pension cost due to change in return on assets	$ 3,300,000
Decrease in pension cost due to change in return on assets	(3,300,000)
Decrease in pension cost due to change in discount rate	(400,000)
Increase in pension cost due to change in discount rate	500,000
Forecast [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	9,800,000
Service cost	5,300,000
Defined Benefit Plan, Plan Assets, Administration Expense	2,000,000.0
Forecast [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution to the defined benefit plans next year	$ 200,000
Increase in Expected Rate of Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Expected rate of return on plan assets	1.00%
Decrease in Expected Rate of Return [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Expected rate of return on plan assets	1.00%
Expected Increase in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate for plan assets	25.00%
Expected Decrease in Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in discount rate for plan assets	25.00%
Non-union Participant [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, period after which participant is fully vested in employer contributions		2 years
Non-union Participant [Member] | First 1% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)		1.00%
Non-union Participant [Member] | Next 5% of Eligible Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution (percent)		50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)		5.00%
Union Participant [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent of employees' gross pay (percent)		150.00%
Defined contribution plan, period after which participant is fully vested in employer contributions		3 years
Defined contribution plan, employer matching contribution cap		$ 2,600
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		40.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		50.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		50.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		60.00%